Capital Stock	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Capital Stock

NOTE 3 – CAPITAL STOCK

The Company has 100,000,000 shares of $.0001 par value common stock authorized. The Company has 13,340,200 and 20,000,000 shares of common stock issued and outstanding as of December 31, 2018 and 2017, respectively.

The Company has 20,000,000 shares of $.0001 par value preferred stock authorized. Preferred shares have not yet been issued.